Consolidated statements of cash flows (Parenthetical) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Income tax paid		€ (1,695)	€ (2,058)	€ (1,734)
Interest paid		(379)	313	255
Interest received		92	72	56
Dividends received from non-consolidated entities		0	1	8
Proceeds from disposals of investments	[1]	1,224	2,163	535	[2]
Balancing cash payment received by Sanofi				4,207
Reimbursements of intragroup accounts with Merial entities				967
Tax payment due on on gain arising from the divestment				1,784
Consideration for sale of business				10,557
Consideration for acquisition of business				€ 6,239
European generic business
Statement [Line Items]
Proceeds from disposals of investments			€ 1,598
Securities quoted in an active market | Alnylam Pharmaceuticals, Inc
Statement [Line Items]
Proceeds from sales of investments accounted for using equity method		706
Securities quoted in an active market | MyoKardia, Inc
Statement [Line Items]
Proceeds from sales of investments accounted for using equity method		€ 118

[1]	This line item includes proceeds from disposals of investments in consolidated entities and of other non-current financial assets including (i) for 2019, the proceed on the divestments of Sanofi's entire equity interests in Alnylam for €706 million and in MyoKardia for €118 million (see Note D.7.1.) and (ii) for 2018, an amount of €1,598 million (net of transaction costs) for the divestment of the European Generics business (see Note D.1.2.).
[2]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).